Drilling rigs (Details) (Drilling units, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Drilling units
Property, Plant and Equipment [Line Items]
Cost	$ 4,079.7	$ 3,322.2
Accumulated depreciation	(1,156.2)	(944.4)
Net book value	2,923.5	2,377.8
Depreciation and amortization expense	$ 212.2	$ 188.0	$ 162.8